UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10415
                                                     ---------

                   Lazard Alternative Strategies Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2010
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                PERCENTAGE OF
                                                                                   MEMBERS'
                                                                    COST           CAPITAL         FAIR VALUE
                                                                -----------     -------------     ------------
INVESTMENTS IN PORTFOLIO FUNDS (88.44%)#
EVENT DRIVEN (14.09%)
Farallon Capital Partners, L.P.**                               $        --          1.73%        $  2,065,260
Litespeed Partners, L.P.                                          2,400,000          3.66%           4,368,146
Numen Credit Opportunities Fund Inc.                              2,300,000          1.97%           2,342,550
Restoration Partners, LLC                                         3,899,741          3.42%           4,081,302
Spinnaker Global Strategic Redemption Pool Ltd.**                   340,426          0.35%             420,408
Sunbeam Opportunities Fund LLC                                    3,500,000          2.96%           3,531,231
                                                                -----------                       ------------
                                                                 12,440,167                         16,808,897
                                                                -----------                       ------------
LONG/SHORT (17.47%)
Arrowgrass Equity Focus L.P.                                      2,300,000          1.85%           2,204,683
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.**           238,921          0.26%             304,720
Jetstream Global Fund, L.P.                                              --          4.04%           4,821,838
Libra Europe Fund Ltd.                                            2,300,000          1.83%           2,185,745
Permian Fund, L.P.                                                3,100,000          2.41%           2,869,427
PF Moore Ltd.                                                     2,500,000          2.05%           2,441,467
The Iridian Opportunity Fund, LP                                  3,700,000          3.14%           3,747,673
Tourmalet Partners Fund, LP                                       2,300,000          1.89%           2,260,252
                                                                -----------                       ------------
                                                                 16,438,921                         20,835,805
                                                                -----------                       ------------
RELATIVE VALUE (38.63%)
Arrowgrass US Fund L.P.                                           4,500,000          3.78%           4,502,460
Blue Mountain Credit Alternatives Fund L.P.                       2,929,991          3.24%           3,857,696
Blue Mountain Equity Alternatives Fund L.P.                       1,636,901          1.86%           2,219,960
Brownstone Partners Catalyst Fund, LLC                            2,900,000          3.47%           4,142,953
CRC Credit Fund, Ltd.**                                           2,800,000          4.77%           5,691,117
Ionic Capital LLC                                                 3,600,000          3.77%           4,500,713
Nisswa Fixed Income Fund L.P.                                     3,000,000          3.81%           4,544,101
Osmium Special Situations Onshore Fund, Ltd.                      3,750,000          3.55%           4,236,716
Pelagus Capital Fund L.P.                                         2,300,000          1.93%           2,301,811
QFR Victoria Fund, Ltd.                                           1,351,469          4.78%           5,698,652
Victoria SPV**                                                        2,389          0.00%^              3,141

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                PERCENTAGE OF
                                                                                   MEMBERS'
                                                                    COST           CAPITAL         FAIR VALUE
                                                                -----------     -------------     ------------
INVESTMENTS IN PORTFOLIO FUNDS (88.44%)# (CONCLUDED)
RELATIVE VALUE (38.63%) (CONCLUDED)
WAF Fund, L.P.                                                  $ 3,100,000          3.67%        $  4,373,230
                                                                -----------                       ------------
                                                                 31,870,750                         46,072,550
                                                                -----------                       ------------
TACTICAL TRADING (18.25%)
Bear Stearns Structured Risk Partners Fund, L.P.**                1,673,480          0.17%             199,677
CCP Quantitative Fund L.P.                                        1,100,000          0.86%           1,027,245
Comac Global Macro Fund Limited                                   3,000,000          2.96%           3,530,788
Diamondback Partners, L.P.*                                       1,400,000          3.34%           3,980,946
GLC Diversified Fund, Ltd.                                        1,100,000          0.84%             997,861
Rubicon Global Partners, L.P.                                     3,000,000          4.24%           5,051,149
The Blenheim Fund, L.P.                                           2,800,000          3.94%           4,702,343
The Keynes Leveraged Quantitative Strategies Fund                 1,100,000          0.97%           1,160,424
Welton Capital Markets Fund LLC                                   1,100,000          0.93%           1,109,980
                                                                -----------                       ------------
                                                                 16,273,480                         21,760,413
                                                                -----------                       ------------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                            $77,023,318                        105,477,665
                                                                ===========
OTHER ASSETS, LESS LIABILITIES (11.56%)                                                             13,781,443
                                                                                                  ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                           $119,259,108
                                                                                                  ============

#  Non-income producing security.
*  Fair valued by Investment Adviser.
** Portfolio Fund has suspended or gated redemptions, or represents a restricted investment.
^  Less than 0.005% of members' capital.



     FAIR VALUE MEASUREMENT: In accordance with accounting principles generally accepted in the United States of America ("GAAP"), Lazard Alternative Strategies Fund, LLC (the "Company") applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques used to develop the measurements of fair value, and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels that follow.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     Level 1 - Quoted prices are available in active markets for identical investments as of the reporting date. The Company does not adjust the quoted price for these investments.

     Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

     Level 3 - Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment (including fair value of investments in Portfolio Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Company classifies its investments based on the lowest level of input that is significant to the fair value measurement.

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the period ended June 30, 2010.

     The following tables summarize the valuation of the Company's investments and the fair values hierarchy levels as of June 30, 2010:


-------------------------------------------------------------------------------------------------------------
                                            Total Fair Value
                                                   at
Description                                  June 30, 2010        Level 1         Level 2           Level 3
-------------------------------------------------------------------------------------------------------------
Investments in Portfolio Funds
    Event Driven                             $ 16,808,897          $  --        $14,323,229       $ 2,485,668
    Long/Short                                 20,835,805             --         20,531,085           304,720
    Relative Value                             46,072,550             --         40,378,292         5,694,258
    Tactical Trading                           21,760,413             --         17,579,790         4,180,623
-------------------------------------------------------------------------------------------------------------
Total Investments in Portfolio Funds         $105,477,665          $  --        $92,812,396       $12,665,269
-------------------------------------------------------------------------------------------------------------

     The changes in investments measured at fair value for which the Company used Level 3 inputs to determine fair values (including fair values of investments in Portfolio Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date) are as follows:

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                               CHANGE IN
                                                               UNREALIZED                           TRANSFERS IN
                       BALANCE AS OF      REALIZED GAIN/     APPRECIATION/     NET PURCHASES/     AND/OR (OUT) OF     BALANCE AS OF
                       MARCH 31, 2010         (LOSS)          DEPRECIATION        (SALES)             LEVEL 3         JUNE 30, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Event Driven            $ 2,782,683          $189,044          $(171,657)      $  (314,402)             $ --           $ 2,485,668
Long/Short                  354,788                --            (50,068)               --                --               304,720
Relative Value            7,363,130                --             31,128        (1,700,000)               --             5,694,258
Tactical Trading          4,398,764                --           (139,337)          (78,804)               --             4,180,623
-----------------------------------------------------------------------------------------------------------------------------------
Total                   $14,899,365          $189,044          $(329,934)      $(2,093,206)             $ --           $12,665,269
-----------------------------------------------------------------------------------------------------------------------------------

     Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2010 is $(329,934).

     The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held in the Company as of June 30, 2010. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of June 30, 2010.

     The investment manager believes the Portfolio Funds that have either gated or suspended redemptions will lift the gate and remove the suspension of redemptions by December 31, 2010.

     The investments in side pockets were entered into at various times since inception of the Company. One investment in a side pocket through an investment in a Portfolio Fund, representing 3.66% of members' capital, was entered into in 2001. A second investment in a side pocket through an investment in a Portfolio Fund, representing less than 0.005% of members' capital, was entered into in 2009. A third investment in a side pocket through an investment in a Portfolio Fund, representing 0.26% of members' capital, was entered into in 2010.

     The Portfolio Funds in the event driven strategy rely on the anticipated occurrence of particular corporate events, such as mergers and acquisitions or bankruptcy. The profitability of these investments depends on the timely conclusion of the anticipated event and the realization of expected valuations. Because investments are situation-specific, returns are relatively unaffected by the movements of markets, although supply of opportunities in particular styles may be impacted by market conditions. Strategy styles falling within this style include distressed securities, merger arbitrage and special situations such as spin-offs, restructurings and recapitalizations. The Portfolio Funds within this strategy have monthly to annual liquidity, and are generally subject to a 45 to 120 day notice period. For one Portfolio Fund in this strategy, representing approximately 3.66% of members' capital, the Company is invested in a side-pocket which is not currently redeemable. One Portfolio Fund in this strategy, representing 0.35% of members' capital has suspended redemptions. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2010 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     The Portfolio Funds in the long/short strategy combine long positions in a portfolio of securities with short positions in other securities in order to reduce, but not eliminate, exposure to price levels in the market. The long/short strategy aims at seizing opportunities in both rising and falling markets. The strategy covers a wide range of risk and return combinations. The returns from this strategy, while driven primarily by security selection, are often more highly correlated with benchmark indices than other hedge fund strategies due to a bias toward net exposure practiced by most portfolio managers. This strategy is predominantly used in equity markets and typically involves some level of leverage applied to the long portfolio. Futures and options on equity indices can be used to establish short exposure and manage risk. Strategy styles included in this category are long/short equities, short-selling only and stock picking. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 60 day notice period. For one Portfolio Fund in this strategy, representing approximately 0.26% of members' capital, the Company is invested in a side-pocket and is not currently redeemable. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

     Relative value Portfolio Managers seek to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from securities the Portfolio Managers believe are over or under valued and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. The relative value strategy is not dependent on the general direction of market movements, and often involves arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. Several strategies are included in this style: fixed-income arbitrage, convertible bond arbitrage, statistical arbitrage, volatility arbitrage and equity market neutral investing. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 45 to 90 day notice period. One Portfolio Fund in this strategy, representing 4.77% of members' capital is subject to a gate provision. For one Portfolio Fund in this strategy, representing less than 0.005% of members' capital, the Company is invested in a side-pocket and is not currently redeemable. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

     The tactical trading strategy speculates on the direction of prices of equities, bonds, currencies and commodities in cash and derivatives. The returns from this type of strategy can be volatile given the liberal use of leverage, often enhanced with derivatives, and the "outright" or un-hedged nature of the positions. The correlation of returns with traditional benchmarks tends to be low. The tactical trading strategy can be either system-driven or discretionary. System-driven portfolio managers deploy trend-following and other computer-driven models based on technical analysis of price data, while discretionary portfolio managers rely more on fundamental analysis, though technicals are not ignored. In either case, the portfolio managers' skill is in timing the entry and exit of their positions. Global macro hedge funds and commodity trading advisors (CTAs) fall into this category. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 15 to 120 day notice period. One Portfolio Fund in this strategy, representing 0.19% of members' capital, is subject to a gate provision. The remaining Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lazard Alternative Strategies Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ John Reinsberg
                         -------------------------------------------------------
                           John Reinsberg, Chief Executive Officer
                           (principal executive officer)

Date                       August 20, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John Reinsberg
                         -------------------------------------------------------
                           John Reinsberg, Chief Executive Officer
                           (principal executive officer)

Date                       August 20, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date                       August 20, 2010
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.